OPPENHEIMER QUEST SMALL CAP FUND
                        Supplement  dated  May  25,  2000
      to the Statement of Additional Information dated February 25, 2000, supplemented April 28, 2000


The Statement of Additional Information, as previously supplemented, is further supplemented as follows:

1. All references to "Oppenheimer Quest Small Cap Value Fund" in the Statement of Additional Information are replaced with "Oppenheimer Quest Small Cap Fund".













May 25, 2000                                                      PX0251.011


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                          OPPENHEIMER QUEST SMALL CAP FUND
              Supplement  dated May 25, 2000 to the  Prospectus  dated
                   February 25, 2000, supplemented April 28, 2000


The Prospectus, as previously supplemented, is further supplemented as follows:

1. All references to "Oppenheimer Quest Small Cap Value Fund" in the Prospectus are replaced with "Oppenheimer Quest Small Cap Fund".













May 25, 2000                                                      PS0251.016


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